CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,158,044	$ 169,122	¥ 1,386,412
Restricted cash	187,241	27,345
Amount due from related parties	491	72
Short-term investments	486,756	71,086	454,426
Prepayments and other current assets	344,870	50,363	578,787
Total current assets	2,177,402	317,988	2,419,625
Non-current assets:
Property and equipment, net	581,248	84,887	567,987
Intangible assets, net	277,953	40,592	168,622
Long-term investments	1,048,178	153,077	1,487,638
Goodwill	1,481,401	216,345	815,052
Deferred tax assets	191,721	27,999	83,104
Amount due from a related party	20,400	2,979	18,750
Operating lease right-of-use assets	1,481,196	216,315
Other non-current assets	638,892	93,304	510,697
Total non-current assets	5,720,989	835,498	3,651,850
Total assets	7,898,391	1,153,486	6,071,475
Current liabilities:
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of RMB750,164 and RMB642,674 (US$93,855) as of August 31, 2019 and 2020, respectively)	889,055	129,838	816,392
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse to the Group of RMB66,300 and RMB93,156 (US$13,605) as of August 31, 2019 and 2020, respectively)	97,720	14,271	81,397
Prepayments from customers (including prepayments from customers of the consolidated VIEs without recourse to the Group of RMB2,170,766 and RMB2,547,444 (US$372,031) as of August 31, 2019 and 2020, respectively)	2,547,493	372,038	2,170,815
Amounts due to related parties (including amount due to a related party of the consolidated VIEs without recourse to the Group of nil and RMB14,447 (US$2,110) as of August 31, 2019 and 2020, respectively)	14,447	2,110
Short-term loans (including short-term loans of the consolidated VIEs without recourse to the Group of RMB249,876 and RMB789,550 (US$115,307) as of August 31, 2019 and 2020, respectively)	789,550	115,307	249,876
Operating lease liabilities, current portion (including operating lease liabilities, current portion of the consolidated VIEs without recourse to the Group of nil and RMB483,056 (US$70,545) as of August 31, 2019 and 2020, respectively)	483,056	70,545
Long-term loans, current portion (including long-term loans, current portion of the consolidated VIEs without recourse to the Group of RMB71,820 and RMB98,280 (US$14,353) as of August 31, 2019 and 2020, respectively)	295,433	43,145	71,820
Total current liabilities	5,116,754	747,254	3,390,300
Non-current liabilities:
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of RMB55,719 and RMB71,021 (US$10,372) as of August 31, 2019 and 2020, respectively)	71,025	10,373	57,066
Long-term loans (including long-term loans of the consolidated VIEs without recourse to the Group of RMB376,380 and RMB291,780 (US$42,612) as of August 31, 2019 and 2020, respectively)	1,023,151	149,422	1,345,754
Convertible senior notes (including convertible senior notes of the consolidated VIEs without recourse to the Group of nil as of August 31, 2019 and 2020, respectively)	239,659	35,000
Unrecognized tax benefit (including unrecognized tax benefit of the consolidated VIEs without recourse to the Group of RMB25,640 and RMB29,610 (US$4,324) as of August 31, 2019 and 2020, respectively)	29,610	4,324	29,442
Operating lease liabilities, non-current portion (including operating lease liabilities, non-current portion of the consolidated VIEs without recourse to the Group of nil and RMB929,135 (US$135,692) as of August 31, 2019 and 2020, respectively)	929,135	135,692
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to the Group of RMB43,440 and RMB23,084 (US$3,371) as of August 31, 2019 and 2020, respectively)	47,084	6,876	91,440
Total non-current liabilities	2,339,664	341,687	1,523,702
Total liabilities	7,456,418	1,088,941	4,914,002
Commitments and contingencies
Shareholders' equity:
Treasury stock	(274,648)	(40,110)	(203,759)
Additional paid-in capital	5,598,978	817,679	5,501,992
Statutory reserves	12,270	1,792	7,080
Accumulated deficit	(5,035,172)	(735,341)	(4,300,153)
Accumulated other comprehensive income	99,167	14,482	87,148
Total OneSmart International Education Group Limited shareholders' equity	400,637	58,508	1,092,350
Non-controlling interests	41,336	6,037	65,123
Total shareholders' equity	441,973	64,545	1,157,473
Total liabilities, non-controlling interests and shareholders' equity	7,898,391	1,153,486	6,071,475
Class A ordinary shares
Shareholders' equity:
Ordinary shares	26	4	26
Class B ordinary shares
Shareholders' equity:
Ordinary shares	¥ 16	$ 2	¥ 16